Putnam VT Multi-Asset Absolute Return Fund
The fund's portfolio
9/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (29.1%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (29.1%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 10/1/50	$1,000,000	$1,066,406
3.50%, TBA, 10/1/50	1,000,000	1,054,219
3.00%, TBA, 10/1/50	1,000,000	1,047,500
2.50%, TBA, 11/1/50	2,000,000	2,094,844
2.50%, TBA, 10/1/50	2,000,000	2,098,281

		7,361,250

Total U.S. government and agency mortgage obligations (cost $7,370,821)		$7,361,250

COMMON STOCKS (19.1%)(a)
	Shares	Value
Basic materials (1.9%)
Anglo American Platinum, Ltd. (South Africa)	920	$63,820
Anhui Conch Cement Co., Ltd. Class H (China)	13,500	93,339
China Resources Cement Holdings, Ltd. (China)	34,000	46,638
Kumba Iron Ore, Ltd. (South Africa)	1,237	36,562
MMC Norilsk Nickel PJSC ADR (Russia)	2,960	71,164
Southern Copper Corp. (Peru)	2,044	92,532
Vale SA ADR (Brazil)	7,640	80,831

		484,886
Capital goods (0.8%)
Daelim Industrial Co., Ltd. (South Korea)	548	36,230
Haitian International Holdings, Ltd. (China)	1,000	2,324
Hartalega Holdings Bhd (Malaysia)	12,700	50,158
Hyundai Mobis Co., Ltd. (South Korea)	149	29,268
Samsung Engineering Co., Ltd. (South Korea)(NON)	1,671	15,057
United Integrated Services Co., Ltd. (Taiwan)	2,000	13,535
Weichai Power Co., Ltd. Class H (China)	21,000	42,338
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (China)(NON)	16,600	16,054

		204,964
Communication services (0.6%)
Advanced Info Service PCL (Thailand)	7,200	38,854
China Mobile, Ltd. (China)	8,500	54,644
Hellenic Telecommunications Organization SA (Greece)	1,733	25,018
KT Corp. (South Korea)	482	9,453
PLDT, Inc. (Philippines)	555	15,321

		143,290
Consumer cyclicals (1.1%)
Com7 PCL (Thailand)	18,000	22,438
Feng Tay Enterprise Co., Ltd. (Taiwan)	2,400	14,453
Kia Motors Corp. (South Korea)	803	32,725
NICE Information Service Co., Ltd. (South Korea)	458	7,727
Nien Made Enterprise Co., Ltd. (Taiwan)	3,000	35,736
President Chain Store Corp. (Taiwan)	2,000	18,181
Puregold Price Club, Inc. (Philippines)	4,500	4,548
Qualicorp Consultoria e Corretora de Sequros SA (Brazil)	4,394	26,595
Sinotruk Hong Kong, Ltd. (China)	12,000	30,856
Sun Art Retail Group, Ltd. (China)	8,500	9,416
Teco Electric and Machinery Co., Ltd. (Taiwan)	7,000	7,220
Tofas Turk Otomobil Fabrikasi AS (Turkey)	3,502	11,144
Zhongsheng Group Holdings, Ltd. (China)	9,000	56,567

		277,606
Consumer staples (2.2%)
BIM Birlesik Magazalar AS (Turkey)	1,095	9,863
Charoen Pokphand Foods PCL (Thailand)	90,600	80,057
China Feihe, Ltd. (China)	16,000	37,291
China Yuhua Education Corp., Ltd. (China)	14,000	12,019
Dino Polska SA (Poland)(NON)	470	27,660
Indofood Sukses Makmur Tbk PT (Indonesia)	26,100	12,575
JD.com, Inc. ADR (China)(NON)	2,023	157,005
Marfrig Global Foods SA (Brazil)(NON)	5,700	15,478
Meituan Dianping Class B (China)(NON)	400	12,580
Orion Corp. (Republic of Korea) (South Korea)	175	19,748
Sime Darby Bhd (Malaysia)	18,500	11,102
Vipshop Holdings, Ltd. ADR (China)(NON)	838	13,106
Want Want China Holdings, Ltd. (China)	34,000	23,730
Yum China Holdings, Inc. (China)	2,162	114,478

		546,692
Energy (0.8%)
China Shenhua Energy Co., Ltd. (China)	10,500	18,921
CNOOC, Ltd. (China)	57,000	55,174
Ecopetrol SA ADR (Colombia)	1,699	16,718
Lukoil PJSC ADR (Russia)	956	55,275
Petronas Gas Bhd (Malaysia)	3,500	13,868
PTT Exploration & Production PCL (Foreign depository shares) (Thailand)	19,100	47,618

		207,574
Financials (3.0%)
Banco BBVA Argentina SA ADR (Argentina)(NON)	3,378	8,513
Banco Macro SA ADR (Argentina)(NON)	2,118	30,287
Banco Santander (Brasil) S.A. (Units) (Brazil)	6,187	30,803
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	22,900	5,070
BB Seguridade Participacoes SA (Brazil)	15,100	65,257
Bursa Malaysia Bhd (Malaysia)	8,000	16,401
Chailease Holding Co., Ltd. (Taiwan)	10,720	48,709
China Minsheng Banking Corp., Ltd. Class H (China)	92,000	48,264
Country Garden Services Holdings Co, Ltd. (China)	7,000	45,296
CTBC Financial Holding Co., Ltd. (Taiwan)	33,000	20,984
Fubon Financial Holding Co., Ltd. (Taiwan)	45,000	65,329
Grupo Financiero Galicia SA ADR (Argentina)(NON)	6,372	46,133
Hana Financial Group, Inc. (South Korea)	4,032	95,961
Hong Leong Bank Bhd (Malaysia)	1,200	4,358
KB Financial Group, Inc. (South Korea)	1,870	60,307
KWG Property Holdings, Ltd. (China)	3,000	5,131
Logan Group Co., Ltd. (China)	17,000	26,971
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	11,500	118,638
Qualitas Controladora SAB de CV (Mexico)	1,482	5,597
Ruentex Development Co., Ltd. (Taiwan)	3,500	4,707
Taishin Financial Holding Co., Ltd. (Taiwan)	25,000	11,058

		763,774
Health care (0.5%)
Celltrion, Inc. (South Korea)	20	4,400
China Biologic Products Holdings, Inc. (China)(NON)	35	3,890
Hengan International Group Co., Ltd. (China)	1,500	10,905
Hypera SA (Brazil)	4,882	25,923
Seegene, Inc. (South Korea)	375	83,622

		128,740
Technology (7.8%)
Alibaba Group Holding, Ltd. (China)(NON)	700	25,885
Alibaba Group Holding, Ltd. ADR (China)(NON)	1,641	482,421
Globalwafers Co., Ltd. (Taiwan)	3,000	39,938
LG Electronics, Inc. (South Korea)	1,284	101,877
Lite-On Technology Corp. (Taiwan)	15,000	23,884
NetEase, Inc. ADR (China)	239	108,666
Parade Technologies, Ltd. (Taiwan)	1,000	36,601
Quanta Computer, Inc. (Taiwan)	16,000	41,916
Radiant Opto-Electronics Corp. (Taiwan)	16,000	61,360
Realtek Semiconductor Corp. (Taiwan)	4,000	51,199
Samsung Electronics Co., Ltd. (South Korea)	6,942	349,777
Synnex Technology International Corp. (Taiwan)	16,000	22,832
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	3,285	266,315
Tencent Holdings, Ltd. (China)	4,000	266,373
United Microelectronics Corp. (Taiwan)	97,000	95,078

		1,974,122
Transportation (0.1%)
MISC Bhd (Malaysia)	7,600	13,713
Westports Holdings Bhd (Malaysia)	5,400	5,019

		18,732
Utilities and power (0.3%)
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	1,800	15,000
Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)	3,100	12,028
Electricity Generating PCL (Thailand)	3,600	21,245
Federal Grid Co. Unified Energy System PJSC (Russia)	2,643,234	6,722
Glow Energy PCL (Thailand)(NON)(F)	700	—
Inter RAO UES PJSC (Russia)	239,962	17,347
Transmissora Aliancea De Energia Electrica SA (Units) (Brazil)	500	2,489

		74,831

Total common stocks (cost $3,950,559)		$4,825,211

INVESTMENT COMPANIES (8.7%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund	5,671	$336,857
Consumer Discretionary Select Sector SPDR Fund	2,336	343,345
Consumer Staples Select Sector SPDR Fund	5,352	343,063
Health Care Select Sector SPDR Fund(S)	3,240	341,755
iShares MSCI India ETF (India)(S)	5,330	180,474
Materials Select Sector SPDR Fund(S)	5,003	318,391
Technology Select Sector SPDR Fund(S)	2,839	331,311

Total investment companies (cost $1,991,509)		$2,195,196

COMMODITY LINKED NOTES (7.8%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.13%, 2021 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$49,000	$53,539
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.16%, 2021 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	300,000	528,696
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.16%, 2021 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged Index multiplied by 3)	327,000	518,658
Citigroup Global Markets Holdings, Inc. 144A sr. notes, 2021 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	319,000	329,068
Goldman Sachs International 144A notes zero %, 2021 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	87,000	159,546
Goldman Sachs International 144A notes zero %, 2021 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	186,000	370,631

Total commodity Linked Notes (cost $1,268,000)		$1,960,138

MORTGAGE-BACKED SECURITIES (5.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (4.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.348%, 10/15/40	$14,638	$2,846
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 11/15/47	69,394	8,501
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 8/15/38	36,978	975
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	104,885	16,603
REMICs Ser. 4568, Class MI, IO, 4.00%, 4/15/46	43,706	4,513
REMICs Ser. 4259, Class DI, IO, 4.00%, 6/15/43	68,677	5,838
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	22,625	2,601
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	42,857	1,175
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	40,841	788
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	56,369	3,575
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	90,128	8,844
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	39,271	2,233
Federal National Mortgage Association
REMICs Ser. 18-51, Class IO, IO, 6.50%, 7/25/48	134,859	24,895
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.452%, 1/25/44	60,741	11,847
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 1/25/48	85,101	17,809
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	41,398	8,784
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 2/25/47	95,856	20,968
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 9/25/46	65,508	13,265
REMICs IFB Ser. 20-16, Class SG, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 5.875%, 3/25/50	106,724	17,076
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.852%, 12/25/46	101,681	21,353
REMICs IFB Ser. 12-19, Class S, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.802%, 3/25/42	76,886	15,089
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.602%, 10/25/47	282,355	53,500
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	163,371	30,224
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	141,683	27,540
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	80,880	13,720
REMICs Ser. 20-47, Class ID, IO, 4.00%, 7/25/50	201,761	22,909
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	54,027	5,538
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	15,361	872
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	28,387	2,261
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	75,700	2,744
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	20,503	635
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.528%, 1/16/40	158,798	26,344
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 6.424%, 6/20/40	77,792	15,690
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.094%, 7/20/48	107,150	17,353
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.044%, 8/20/48	77,788	12,656
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.994%, 9/20/43	17,245	3,470
IFB Ser. 20-33, Class SA, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 5.944%, 3/20/50	218,567	33,177
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 8/20/49	97,573	16,363
IFB Ser. 16-51, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 4/20/46	76,117	14,968
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 2/20/41	37,109	6,852
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.844%, 11/20/39	41,362	2,059
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44	132,226	27,768
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	79,930	13,198
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	43,498	5,183
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	38,869	6,851
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	27,850	4,147
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	211	18
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	25,899	4,539
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	37,401	6,662
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	27,410	4,728
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	40,397	6,968
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	49,708	6,909
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	236,978	35,843
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	53,600	8,575
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	81,748	6,823
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	41,452	7,669
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	41,928	5,956
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	10,456	1,611
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	140,235	16,347
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	19,262	1,301
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	58,394	5,547
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	48,589	8,746
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	59,470	6,660
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	24,693	2,544
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	41,321	902
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	46,149	4,076
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	45,423	3,285
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	38,916	3,697
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	14,518	362
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	19,196	1,272
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	15,914	517
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	41,598	1,983
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	34,929	1,689
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	84,419	7,022
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	70,849	2,037
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	31,493	861
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	17,479	99
Ser. 16-H03, Class AI, IO, 3.321%, 1/20/66	122,712	10,425
Ser. 16-H02, Class BI, IO, 3.242%, 11/20/65	251,164	22,181
Ser. 15-H09, Class AI, IO, 3.219%, 4/20/65	173,298	14,562
Ser. 15-H25, Class BI, IO, 3.081%, 10/20/65	216,195	20,041
Ser. 16-H04, Class KI, IO, 3.041%, 2/20/66	86,794	6,140
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	28,704	1,507
Ser. 14-H21, Class AI, IO, 2.911%, 10/20/64	159,536	12,993
FRB Ser. 15-H11, Class CI, IO, 2.774%, 5/20/65(WAC)	302,655	26,874
FRB Ser. 16-H16, Class DI, IO, 2.645%, 6/20/66	81,228	7,736
Ser. 15-H22, Class GI, IO, 2.597%, 9/20/65	100,784	10,663
Ser. 18-H05, Class AI, IO, 2.535%, 2/20/68	114,200	13,668
Ser. 17-H11, Class NI, IO, 2.471%, 5/20/67	197,534	20,017
FRB Ser. 15-H16, Class XI, IO, 2.433%, 7/20/65	77,148	7,746
Ser. 17-H02, Class BI, IO, 2.373%, 1/20/67	124,495	12,704
Ser. 17-H06, Class BI, IO, 2.283%, 2/20/67	97,784	9,704
Ser. 15-H20, Class CI, IO, 2.181%, 8/20/65	140,822	12,896
Ser. 15-H24, Class HI, IO, 2.044%, 9/20/65	330,976	18,253
Ser. 15-H15, Class JI, IO, 1.966%, 6/20/65	218,037	19,601
Ser. 15-H19, Class NI, IO, 1.921%, 7/20/65	148,854	12,414
Ser. 15-H18, Class IA, IO, 1.857%, 6/20/65	66,889	3,846
Ser. 15-H10, Class CI, IO, 1.813%, 4/20/65	127,324	9,762
Ser. 15-H26, Class GI, IO, 1.811%, 10/20/65	167,499	12,797
Ser. 17-H14, Class DI, IO, 1.722%, 6/20/67	246,609	14,791
Ser. 15-H09, Class BI, IO, 1.698%, 3/20/65	168,165	12,169
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65	225,709	16,251
Ser. 15-H10, Class EI, IO, 1.626%, 4/20/65	89,273	3,870
Ser. 15-H24, Class BI, IO, 1.62%, 8/20/65	304,660	11,556
Ser. 11-H15, Class AI, IO, 1.542%, 6/20/61	70,590	3,502
Ser. 16-H08, Class GI, IO, 1.441%, 4/20/66	170,889	8,769

		1,098,286
Commercial mortgage-backed securities (0.3%)
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47(WAC)	27,000	10,260
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.859%, 8/15/46(WAC)	16,000	10,846
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	10,694	9,298
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.743%, 12/12/49(WAC)	14,951	63
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	17,000	2,824
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	30,000	14,868
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	100,000	35,970

		84,129
Residential mortgage-backed securities (non-agency) (1.0%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 3.94%, 4/25/37(WAC)	28,338	27,447
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.768%, 4/25/35	6,847	5,834
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	29,000	29,075
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.248%, 3/25/50	17,000	16,745
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.398%, 9/25/28	59,660	69,170
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	11,408	11,809
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.648%, 9/25/29	10,000	10,102
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	1,527	1,547
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 3.798%, 9/25/29	31,821	32,135
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.148%, 10/25/29	14,696	14,839
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.948%, 2/25/30	6,256	6,238
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.498%, 1/25/31	7,933	7,782
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.398%, 1/25/40	10,000	7,633
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.068%, 10/25/44	14,400	13,419

		253,775

Total mortgage-backed securities (cost $1,598,750)		$1,436,190

WARRANTS (2.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Shanghai Co., Ltd. 144A (China)	12/2/20	$0.00	46,498	$55,733
Foshan Haitian Flavouring & Food Co., Ltd. 144A (China)	4/12/21	0.00	1,360	32,462
Gree Electric Appliances, Inc. of Zhuhai (China)	8/24/21	0.00	5,970	46,855
Hundsun Technologies, Inc. 144A (China)	7/29/21	0.00	3,700	53,714
Kweichow Moutai Co., Ltd. 144A (China)	10/1/21	0.00	506	124,317
Poly Developments and Holdings Group Co., Ltd. 144A (China)	7/29/21	0.00	36,249	84,815
Sany Heavy Industry Co., Ltd. 144A (China)	12/21/20	0.00	25,059	91,843
Seazen Holdings Co., Ltd. 144A (China)	5/6/21	0.00	3,600	18,532
Shanghai Pudong Development Bank Co., Ltd. 144A (China)	11/11/20	0.00	51,100	70,655
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. 144A (China)	11/11/20	0.00	2,077	106,432

Total warrants (cost $603,376)				$685,358

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.125%, 7/25/24	$25,000	$25,063
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	$29,000	28,855
Station Place Securitization Trust 144A
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.651%, 10/10/21	25,000	25,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.975%, 3/26/21	25,000	25,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.901%, 10/24/20	27,000	27,000

Total asset-backed securities (cost $131,000)		$130,918

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
		Principal amount	Value
Buenos Aires (Province of) unsec. FRN 33.482%, 5/31/22 (Argentina)	ARS	195,000	$2,323
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina) (In default)(NON)		33,333	13,477
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		19,000	22,895
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		70,000	80,675
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		12,000	930

Total foreign government and agency bonds and notes (cost $127,046)			$120,300

CORPORATE BONDS AND NOTES (0.4%)(a)
	Principal amount	Value
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	$20,000	$22,942
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)	10,000	12,555
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	21,000	23,310
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	12,000	12,630
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	10,000	11,063
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	26,000	780
Petroleos Mexicanos company guaranty sr. unsec. notes 6.375%, 1/23/45 (Mexico)	10,000	7,665

Total corporate bonds and notes (cost $92,596)		$90,945

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25 (United Kingdom)	Oct-20/0.359	$1,438,900	$1,079

Total purchased swap options outstanding (cost $4,477)			$1,079

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Feb-21/$1.23	$828,934	EUR	707,010	$3,908
EUR/USD (Call)	Jan-21/0.00	550,172	EUR	469,250	2,797
EUR/USD (Call)	Oct-20/1.21	550,172	EUR	469,250	323
GBP/USD (Put)	Dec-20/1.23	405,686	GBP	314,400	2,846
SPDR S&P 500 ETF Trust (Put)	May-21/235.00	731,400		$2,184	10,313
SPDR S&P 500 ETF Trust (Put)	Apr-21/225.00	689,873		2,060	6,514
USD/JPY (Put)	Nov-20/JPY 105.00	386,200		386,200	3,887
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Aug-21/$275.00	774,601		2,313	31,452
SPDR S&P 500 ETF Trust (Put)	Jul-21/255.00	764,554		2,283	20,436
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	808,991	EUR	690,000	2,090
Goldman Sachs International
USD/CNH (Put)	Mar-21/CNH 6.75	687,700		$687,700	6,233
USD/JPY (Put)	Nov-20/JPY 105.00	386,200		386,200	3,887
USD/MXN (Put)	Nov-20/MXN 21.00	412,600		412,600	3,768
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.76	536,758	AUD	749,400	3,934
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Sep-21/270.00	766,898		$2,290	31,960
SPDR S&P 500 ETF Trust (Put)	Jun-21/250.00	725,037		2,165	16,071
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Mar-21/1.23	552,623	EUR	471,340	2,913
EUR/USD (Call)	Oct-20/1.24	550,172	EUR	469,250	31
UBS AG
EUR/USD (Call)	Feb-21/1.23	828,934	EUR	707,010	3,908

Total purchased options outstanding (cost $264,456)					$157,271

SHORT-TERM INVESTMENTS (62.1%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.22%(AFF)	Shares	1,055,425	1,055,425
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	9,925,482	9,925,482
Alpine Securitization, LLC asset backed commercial paper 0.300%, 10/15/20		$250,000	$249,987
Atlantic Asset Securitization, LLC asset backed commercial paper 0.260%, 11/6/20		250,000	249,959
BPCE SA commercial paper 0.200%, 10/28/20		250,000	249,981
Chariot Funding, LLC asset backed commercial paper 0.230%, 10/14/20		250,000	249,992
CHARTA, LLC asset backed commercial paper 0.150%, 11/17/20		250,000	249,945
Federal Home Loan Banks discount notes commercial paper 0.110%, 12/11/20		250,000	249,956
FMS Wertmanagement asset backed commercial paper 0.150%, 11/6/20		250,000	249,977
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.225%, 10/13/20		500,000	499,991
Nationwide Building Society commercial paper 0.180%, 11/2/20		250,000	249,968
Skandinaviska Enskilda Banken AB commercial paper 0.220%, 10/8/20		250,000	249,994
Sumitomo Mitsui Trust BankLtd. commercial paper 0.150%, 10/20/20		250,000	249,987
U.S. Treasury Bills 0.088%, 11/17/20(SEG)(SEGSF)(SEGCCS)		900,000	899,894
U.S. Treasury Cash Management Bills 0.104%, 12/8/20(SEG)(SEGSF)(SEGCCS)		800,000	799,789

Total short-term investments (cost $15,680,249)			$15,680,327
TOTAL INVESTMENTS

Total investments (cost $33,082,839)			$34,644,183

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $5,488,771) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/21/20	$98,703	$97,236	$1,467
		Canadian Dollar	Sell	10/21/20	78,184	76,687	(1,497)
		Euro	Buy	12/16/20	42,279	42,790	(511)
		Hong Kong Dollar	Sell	11/18/20	72,530	72,524	(6)
		Japanese Yen	Sell	11/18/20	114,155	114,191	36
		Mexican Peso	Buy	10/21/20	25,446	25,186	260
		New Zealand Dollar	Buy	10/21/20	37,047	36,639	408
	Barclays Bank PLC
		British Pound	Buy	12/16/20	21,559	22,263	(704)
		Canadian Dollar	Sell	10/21/20	14,345	14,059	(286)
		Euro	Sell	12/16/20	194,485	196,820	2,335
		Japanese Yen	Buy	11/18/20	95,916	96,002	(86)
		New Zealand Dollar	Buy	10/21/20	58,349	57,685	664
		Swedish Krona	Sell	12/16/20	67,125	68,843	1,718
	Citibank, N.A.
		British Pound	Sell	12/16/20	41,956	43,317	1,361
		Canadian Dollar	Sell	10/21/20	977	721	(256)
		Chilean Peso	Buy	10/21/20	66,976	68,720	(1,744)
		Euro	Sell	12/16/20	76,925	76,037	(888)
		Japanese Yen	Buy	11/18/20	16,769	16,780	(11)
		New Zealand Dollar	Sell	10/21/20	55,636	55,026	(610)
		Swedish Krona	Sell	12/16/20	32,679	33,507	828
		Swiss Franc	Sell	12/16/20	2,503	2,532	29
	Credit Suisse International
		Australian Dollar	Sell	10/21/20	788	763	(25)
		British Pound	Sell	12/16/20	7,101	7,574	473
		Canadian Dollar	Sell	10/21/20	34,623	33,923	(700)
		Euro	Sell	12/16/20	52,967	53,596	629
		New Zealand Dollar	Buy	10/21/20	18,788	18,756	32
	Goldman Sachs International
		Australian Dollar	Sell	10/21/20	25,356	24,351	(1,005)
		British Pound	Buy	12/16/20	21,430	22,149	(719)
		Canadian Dollar	Buy	10/21/20	55,653	54,728	925
		Euro	Sell	12/16/20	38,521	38,929	408
		Japanese Yen	Sell	11/18/20	34,095	34,100	5
		New Zealand Dollar	Sell	10/21/20	57,290	56,712	(578)
		Norwegian Krone	Buy	12/16/20	15,935	15,196	739
		Swedish Krona	Buy	12/16/20	103,850	105,705	(1,855)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	126,781	122,484	4,297
		British Pound	Sell	12/16/20	12,006	12,392	386
		Canadian Dollar	Buy	10/21/20	148,558	147,154	1,404
		Euro	Buy	12/16/20	54,728	54,932	(204)
		Hong Kong Dollar	Sell	11/18/20	161,947	161,930	(17)
		Japanese Yen	Buy	11/18/20	80,142	80,081	61
		New Zealand Dollar	Sell	10/21/20	3,175	3,408	233
		Swiss Franc	Sell	12/16/20	14,581	14,481	(100)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/21/20	1,790	1,773	(17)
		British Pound	Buy	12/16/20	26,206	25,840	366
		British Pound	Sell	12/16/20	25,948	26,791	843
		Canadian Dollar	Sell	10/21/20	26,587	25,978	(609)
		Euro	Sell	12/16/20	191,197	193,240	2,043
		Japanese Yen	Sell	11/18/20	80,369	80,010	(359)
		New Zealand Dollar	Buy	10/21/20	13,760	13,727	33
		Norwegian Krone	Sell	12/16/20	30,025	31,258	1,233
		Swedish Krona	Sell	12/16/20	9,779	9,453	(326)
		Swiss Franc	Sell	12/16/20	13,711	13,871	160
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/21/20	33,522	34,197	(675)
		British Pound	Buy	12/16/20	38,600	37,320	1,280
		Canadian Dollar	Buy	10/21/20	51,672	51,437	235
		Euro	Buy	12/16/20	11,274	11,410	(136)
		Japanese Yen	Buy	11/18/20	34,851	34,660	191
		New Zealand Dollar	Buy	10/21/20	35,062	34,935	127
		Norwegian Krone	Buy	12/16/20	13,790	14,449	(659)
		Swedish Krona	Sell	12/16/20	10,953	10,491	(462)
		Swiss Franc	Buy	12/16/20	28,946	29,281	(335)
	NatWest Markets PLC
		Australian Dollar	Sell	10/21/20	50,641	51,306	665
		British Pound	Buy	12/16/20	34,081	34,496	(415)
		Canadian Dollar	Buy	10/21/20	49,945	49,073	872
		Euro	Sell	12/16/20	59,309	60,289	980
		Japanese Yen	Buy	11/18/20	17,123	17,010	113
		New Zealand Dollar	Sell	10/21/20	13,959	15,215	1,256
		Swedish Krona	Sell	12/16/20	50,942	52,062	1,120
		Swiss Franc	Buy	12/16/20	14,581	14,615	(34)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/21/20	69,479	71,526	2,047
		British Pound	Sell	12/16/20	120,576	128,145	7,569
		Canadian Dollar	Buy	10/21/20	6,534	14,246	(7,712)
		Euro	Sell	12/16/20	43,336	43,899	563
		Hong Kong Dollar	Sell	11/18/20	274,006	273,978	(28)
		Japanese Yen	Sell	11/18/20	199,370	199,477	107
		New Zealand Dollar	Sell	10/21/20	87,325	90,074	2,749
		Norwegian Krone	Sell	12/16/20	50,119	48,919	(1,200)
		Swedish Krona	Buy	12/16/20	71,618	73,252	(1,634)
		Swiss Franc	Buy	12/16/20	2,502	2,941	(439)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/21/20	55,010	53,273	1,737
		British Pound	Sell	12/16/20	24,786	25,591	805
		Canadian Dollar	Sell	10/21/20	128,205	125,558	(2,647)
		Euro	Sell	12/16/20	46,977	47,735	758
		Hong Kong Dollar	Sell	11/18/20	36,239	36,237	(2)
		New Zealand Dollar	Sell	10/21/20	17,200	17,090	(110)
		Swedish Krona	Sell	12/16/20	16,619	16,954	335
		Swiss Franc	Sell	12/16/20	14,037	14,201	164
	UBS AG
		Australian Dollar	Sell	10/21/20	58,735	55,958	(2,777)
		Australian Dollar	Sell	3/15/21	87,635	88,256	621
		British Pound	Sell	12/16/20	68,550	70,791	2,241
		Canadian Dollar	Buy	10/21/20	66,919	66,642	277
		Euro	Sell	12/16/20	25,250	25,596	346
		Hong Kong Dollar	Sell	11/18/20	72,530	72,524	(6)
		Japanese Yen	Buy	11/18/20	200,623	200,404	219
		Mexican Peso	Sell	10/21/20	25,446	25,598	152
		New Zealand Dollar	Buy	10/21/20	152,818	151,027	1,791
		Norwegian Krone	Sell	12/16/20	5,715	5,986	271
		Swedish Krona	Buy	12/16/20	71,841	73,705	(1,864)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/21/20	7,378	5,012	2,366
		British Pound	Buy	12/16/20	26,594	25,961	633
		Canadian Dollar	Buy	10/21/20	43,636	44,495	(859)
		Euro	Sell	12/16/20	470	475	5
		Japanese Yen	Sell	11/18/20	22,793	22,797	4
		New Zealand Dollar	Sell	10/21/20	15,613	15,352	(261)

	Unrealized appreciation						55,975

	Unrealized (depreciation)						(35,368)

	Total						$20,607
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	2	$185,532	$185,320	Dec-20	$3,342
S&P 500 Index E-Mini (Short)	16	2,690,400	2,681,600	Dec-20	(17,575)
U.S. Treasury Note 2 yr (Short)	23	5,082,102	5,082,102	Dec-20	(2,724)
U.S. Treasury Note 10 yr (Long)	99	13,813,594	13,813,594	Dec-20	35,715
U.S. Treasury Note Ultra 10 yr (Long)	4	639,688	639,688	Dec-20	2,897

Unrealized appreciation					41,954

Unrealized (depreciation)					(20,299)

Total					$21,655

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/20 (premiums $4,477) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25	Oct-20/0.359	$1,438,900	$1,741

Total			$1,741

WRITTEN OPTIONS OUTSTANDING at 9/30/20 (premiums $34,051) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Oct-20/$1.24	$550,172	EUR	$469,250	$31
EUR/USD (Call)	Jan-21/1.26	550,172	EUR	469,250	1,023
EUR/USD (Call)	Feb-21/1.27	828,934	EUR	707,010	1,568
GBP/USD (Put)	Dec-20/1.20	405,686	GBP	314,400	1,623
USD/JPY (Put)	Nov-20/JPY 100.00	386,200		$386,200	604
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	808,991	EUR	690,000	704
Goldman Sachs International
USD/CNH (Put)	Mar-21/CNH 6.60	687,700		$687,700	2,275
USD/JPY (Put)	Nov-20/JPY 100.00	386,200		386,200	604
USD/MXN (Put)	Nov-20/MXN 20.00	412,600		412,600	867
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.80	536,758	AUD	749,400	1,015
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Oct-20/1.21	550,172	EUR	469,250	323
EUR/USD (Call)	Mar-21/1.27	552,623	EUR	471,340	1,231
UBS AG
EUR/USD (Call)	Feb-21/1.27	828,934	EUR	707,010	1,568

Total					$13,436

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	$4,900	$(638)	$27
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(84)	(16)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	4,900	(638)	(51)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(1,740)	(582)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	277
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(160)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	2,604
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(1,148)

Unrealized appreciation				2,908

Unrealized (depreciation)				(1,957)

Total				$951

TBA SALE COMMITMENTS OUTSTANDING at 9/30/20 (proceeds receivable $2,096,816) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 2.50%, 10/1/50	$2,000,000	10/14/20	$2,098,281

Total			$2,098,281

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,000	$1,667		$0	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$1,705
		4,300	617	(E)	—	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(617)
		4,900	321	(E)	—	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	321
		400	119	(E)	—	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(119)
		8,600	93	(E)	—	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(93)
		700	9	(E)	—	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9
		2,200	174		1	7/3/50	0.815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	173
		643,000	373	(E)	(408)	12/16/22	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	(35)
		548,000	442	(E)	7	12/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	450
		947,000	2,639	(E)	(815)	12/16/30	0.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,825
		112,000	1,195	(E)	(150)	12/16/50	3 month USD-LIBOR-BBA — Quarterly	1.08% — Semiannually	(1,345)
		97,000	83		(1)	10/2/30	3 month USD-LIBOR-BBA — Quarterly	0.7195% — Semiannually	82
	AUD	350,000	1,674	(E)	72	12/16/30	6 month AUD-BBR-BBSW — Semiannually	0.85% — Semiannually	1,747
	CAD	102,000	267	(E)	172	12/16/30	3 month CAD-BA-CDOR — Semiannually	1.05% — Semiannually	(95)
	CHF	78,000	267	(E)	42	12/16/30	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	309
	EUR	239,000	1,867	(E)	384	12/16/30	—	0.15% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(1,597)
	GBP	1,000	5	(E)	(7)	12/16/30	Sterling Overnight Index Average — Annually	0.20% — Annually	(1)
	NOK	734,000	316	(E)	229	12/16/30	6 month NOK-NIBOR-NIBR — Semiannually	0.95% — Annually	546
	NZD	71,000	342	(E)	(304)	12/16/30	3 month NZD-BBR-FRA — Quarterly	0.60% — Semiannually	36
	SEK	196,000	32	(E)	14	12/16/30	3 month SEK-STIBOR-SIDE — Quarterly	0.30% — Annually	(18)

	Total				$(764)				$3,283
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$7,585,852	$7,852,642	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$268,546
	7,590,159	7,880,723	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(290,470)
	745	740	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6
	745	740	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6
	Barclays Bank PLC
	1,714	1,712	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(22)
	344	342	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3
	1,212	1,208	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	12
	Citibank, N.A.
	9,464,973	9,528,549	—	6/10/21	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	75,129
	21,807	20,329	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	1,476
	218,339	220,887	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Advance Auto Parts Inc. — Monthly	(2,931)
	204,238	225,100	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Anaplan, Inc. — Monthly	(20,886)
	88,427	98,591	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Axon Enterprise, Inc. — Monthly	(10,173)
	29,010	28,659	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	(258)
	87,909	84,693	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bausch Health Cos, Inc. — Monthly	3,223
	20,671	26,209	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Biotelemetry Inc. — Monthly	(5,539)
	24,521	25,082	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bruker Corp — Monthly	(589)
	45,720	40,962	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cimpress, PLC — Monthly	4,753
	310,715	308,608	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Citrix Systems, Inc. — Monthly	1,362
	14,307	12,965	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cooper Tire & Rubber Co. — Monthly	1,385
	94,153	94,282	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dentsply Sirona, Inc. — Monthly	(356)
	32,081	30,319	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	1,758
	7,298	7,189	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	83
	23,005	22,332	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	670
	54,020	47,868	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Energizer Holdings, Inc. — Monthly	6,209
	164,983	170,867	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Everbridge, Inc. — Monthly	(5,903)
	189,033	180,395	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	First Solar Inc. — Monthly	8,617
	173,361	179,451	—	7/5/22	1 month USD-LIBOR-BBA — Monthly	Five Below — Monthly	(6,074)
	102,276	96,658	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Guidewire Software, Inc. — Monthly	5,606
	59,240	60,118	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	(885)
	77,082	83,506	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	(6,432)
	231,846	210,174	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Illumina, Inc. — Monthly	21,645
	204,341	193,594	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Middleby Corp — Monthly	10,724
	182,201	181,922	—	3/19/21	3 month USD-LIBOR-BBA minus 0.60% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	263
	382,219	375,379	—	9/17/21	3 month USD-LIBOR-BBA minus 0.38% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	7,005
	60,640	58,800	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	1,833
	31,864	32,684	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pluralsight Inc. — Monthly	(824)
	28,720	29,136	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	(420)
	53,331	52,193	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prosperity Bancshares Inc. — Monthly	668
	32,166	31,951	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Qualys, Inc. — Monthly	212
	163,786	163,620	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	148
	109,212	98,896	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	10,304
	179,054	219,624	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	(40,554)
	4,552,388	4,607,192	—	6/10/21	3 month USD-LIBOR-BBA minus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	(54,505)
	57,049	57,660	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Skechers USA, Inc.-Cl A — Monthly	(617)
	19,506	20,482	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Solarwinds, Corp. — Monthly	(979)
	478	474	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4
	120,196	156,160	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(35,977)
	19,086	18,326	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	758
	56,963	60,343	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Vertiv Holdings Co — Monthly	(3,386)
	22,616	25,041	—	7/5/22	1 month USD-LIBOR-BBA minus 3.25% — Monthly	Zynex, Inc. — Monthly	(2,456)
	Credit Suisse International
	4,071,998	4,016,449	—	2/12/21	1 month USD-LIBOR-BBA plus 0.02% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	55,839
	4,128	4,123	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	52
	1,901	1,915	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	43
	351	350	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4
	4,340	4,371	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	99
	2,014	2,028	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	46
	2,311	2,296	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(19)
	Goldman Sachs International
	632,515	620,808	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	(11,238)
	7,435,020	7,139,650	—	12/15/25	(1 month USD-LIBOR-BBA plus0.45%) — Monthly	A basket (GSGLPW2L) of common stocks — Monthly*	(272,260)
	7,373,886	7,145,530	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPW2S) of common stocks — Monthly*	211,103
	7,216,869	7,349,272	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	141,308
	7,096,785	7,223,578	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(140,405)
	818,726	824,688	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly†††	5,889
	177,439	177,475	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly	5
	205,954	205,995	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	—
	480,135	476,456	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly	(3,763)
	672,015	666,865	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	(5,284)
	117,710	122,775	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	5,049
	334,784	347,710	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	12,881
	159,988	157,806	—	12/14/20	1 month USD-LIBOR-BBA plus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	2,213
	37,841	37,425	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Open Text Corp. — Monthly	290
	26,345	28,195	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ormat Technologies — Monthly	(1,853)
	193,621	201,514	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Seagate Technology PLC — Monthly	(10,567)
	2,186	2,174	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(19)
	2,765	2,762	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(35)
	2,014	2,028	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	46
	JPMorgan Chase Bank N.A.
	3,764,012	3,772,324	—	8/27/21	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (JPCMPTFL) of common stocks — Monthly*	8,595
	JPMorgan Securities LLC
	2,510	2,528	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(57)
	5,858	5,899	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(134)
	UBS AG
	8,755,668	8,977,705	—	5/22/23	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (UBSPUSER) of common stocks — Monthly*	223,687
	348,130	354,900	—	2/12/21	(3 month USD-LIBOR-BBA plus 1.10%) — Quarterly	MSCI Daily TR Net Emerging Markets India — Quarterly	6,140
	1,346,292	1,344,234	—	8/18/21	1 month USD-LIBOR-BBA minus 0.15% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	2,059
	8,785,994	9,008,317	—	5/22/23	1 month USD-LIBOR-BBA plus 0.20% — Monthly	S&P 500 Total Return 4 Jan 1988 — Monthly	(221,134)

Upfront premium received			—	Unrealized appreciation			1,107,756

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,157,004)

		Total	$—			Total	$(49,248)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	4,683	$542,296	6.91%
Amazon.com, Inc.	Consumer cyclicals	132	416,478	5.30%
Alphabet, Inc. Class A	Technology	230	337,586	4.30%
Microsoft Corp.	Technology	1,358	285,528	3.64%
Procter & Gamble Co. (The)	Consumer staples	1,279	177,757	2.26%
Verizon Communications, Inc.	Communication services	2,965	176,378	2.25%
Adobe, Inc.	Technology	338	165,594	2.11%
JPMorgan Chase & Co.	Financials	1,657	159,518	2.03%
Qualcomm, Inc.	Technology	1,308	153,966	1.96%
NVIDIA Corp.	Technology	281	152,338	1.94%
Lockheed Martin Corp.	Capital goods	358	137,254	1.75%
Intuit, Inc.	Technology	393	128,353	1.63%
Cisco Systems, Inc.	Technology	3,171	124,917	1.59%
eBay, Inc.	Technology	2,215	115,417	1.47%
Medtronic PLC	Health care	1,011	105,032	1.34%
Johnson & Johnson	Health care	695	103,459	1.32%
PepsiCo, Inc.	Consumer staples	666	92,371	1.18%
Coca-Cola Co. (The)	Consumer staples	1,864	92,021	1.17%
Citigroup, Inc.	Financials	2,051	88,435	1.13%
Comcast Corp. Class A	Communication services	1,907	88,222	1.12%
DocuSign, Inc.	Technology	399	85,985	1.09%
ServiceNow, Inc.	Technology	177	85,688	1.09%
McDonald's Corp.	Consumer staples	381	83,587	1.06%
Merck & Co., Inc.	Health care	986	81,825	1.04%
Abbott Laboratories	Health care	718	78,192	1.00%
Honeywell International, Inc.	Capital goods	474	77,976	0.99%
Activision Blizzard, Inc.	Technology	954	77,230	0.98%
Veeva Systems, Inc. Class A	Technology	272	76,452	0.97%
Humana, Inc.	Health care	176	72,839	0.93%
Northrop Grumman Corp.	Capital goods	209	65,958	0.84%
MetLife, Inc.	Financials	1,764	65,560	0.83%
Edwards Lifesciences Corp.	Health care	807	64,379	0.82%
Best Buy Co., Inc.	Consumer cyclicals	568	63,223	0.81%
Southern Co. (The)	Utilities and power	1,160	62,903	0.80%
Eli Lilly and Co.	Health care	422	62,498	0.80%
Cummins, Inc.	Capital goods	262	55,339	0.70%
Chevron Corp.	Energy	734	52,852	0.67%
Allstate Corp. (The)	Financials	560	52,760	0.67%
Okta, Inc.	Technology	243	52,053	0.66%
Altria Group, Inc.	Consumer staples	1,328	51,324	0.65%
Target Corp.	Consumer cyclicals	315	49,597	0.63%
American Electric Power Co., Inc.	Utilities and power	607	49,576	0.63%
Crown Castle International Corp.	Communication services	295	49,189	0.63%
Morgan Stanley	Financials	1,008	48,738	0.62%
Fortinet, Inc.	Technology	398	46,947	0.60%
Mondelez International, Inc. Class A	Consumer staples	787	45,224	0.58%
Equinix, Inc.	Communication services	59	44,766	0.57%
Facebook, Inc. Class A	Technology	170	44,472	0.57%
Old Dominion Freight Line, Inc.	Transportation	243	43,981	0.56%
Synopsys, Inc.	Technology	203	43,469	0.55%

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Amazon.com, Inc.	Consumer cyclicals	183	$576,568	6.05%
Apple, Inc.	Technology	4,330	501,503	5.26%
Microsoft Corp.	Technology	1,692	355,943	3.74%
Alphabet, Inc. Class A	Technology	215	314,710	3.30%
Adobe, Inc.	Technology	496	243,046	2.55%
Verizon Communications, Inc.	Communication services	3,662	217,871	2.29%
Texas Instruments, Inc.	Technology	1,331	190,077	1.99%
JPMorgan Chase & Co.	Financials	1,878	180,800	1.90%
Medtronic PLC	Health care	1,732	180,018	1.89%
Intuit, Inc.	Technology	549	179,045	1.88%
Mondelez International, Inc. Class A	Consumer staples	2,992	171,899	1.80%
Honeywell International, Inc.	Capital goods	1,039	171,003	1.79%
Fidelity National Information Services, Inc.	Technology	1,161	170,917	1.79%
Veeva Systems, Inc. Class A	Technology	574	161,349	1.69%
Lockheed Martin Corp.	Capital goods	413	158,312	1.66%
Goldman Sachs Group, Inc. (The)	Financials	729	146,437	1.54%
NVIDIA Corp.	Technology	267	144,649	1.52%
eBay, Inc.	Technology	2,538	132,239	1.39%
Intercontinental Exchange, Inc.	Financials	1,312	131,273	1.38%
Johnson & Johnson	Health care	858	127,792	1.34%
Cognizant Technology Solutions Corp. Class A	Technology	1,797	124,768	1.31%
Waste Management, Inc.	Capital goods	1,096	123,979	1.30%
Starbucks Corp.	Consumer staples	1,426	122,497	1.29%
Clorox Co. (The)	Consumer cyclicals	576	121,053	1.27%
Take-Two Interactive Software, Inc.	Technology	732	120,912	1.27%
Allstate Corp. (The)	Financials	1,211	113,997	1.20%
DTE Energy Co.	Utilities and power	966	111,139	1.17%
Charter Communications, Inc. Class A	Communication services	174	108,747	1.14%
Synopsys, Inc.	Technology	492	105,225	1.10%
Exelon Corp.	Utilities and power	2,850	101,930	1.07%
U.S. Bancorp	Financials	2,805	100,566	1.06%
Hologic, Inc.	Health care	1,483	98,604	1.03%
Hershey Co. (The)	Consumer staples	666	95,433	1.00%
Costco Wholesale Corp.	Consumer staples	266	94,600	0.99%
Procter & Gamble Co. (The)	Consumer staples	680	94,460	0.99%
Baxter International, Inc.	Health care	1,160	93,256	0.98%
Cisco Systems, Inc.	Technology	2,303	90,733	0.95%
Kinder Morgan, Inc.	Utilities and power	7,271	89,656	0.94%
Garmin, Ltd.	Technology	944	89,583	0.94%
Leidos Holdings, Inc.	Technology	993	88,554	0.93%
Facebook, Inc. Class A	Technology	332	87,064	0.91%
Merck & Co., Inc.	Health care	930	77,178	0.81%
Dollar General Corp.	Consumer cyclicals	367	76,971	0.81%
Cadence Design Systems, Inc.	Technology	714	76,115	0.80%
PepsiCo, Inc.	Consumer staples	528	73,146	0.77%
Pfizer, Inc.	Health care	1,907	69,970	0.73%
Carrier Global Corp.	Consumer cyclicals	2,187	66,787	0.70%
F5 Networks, Inc.	Technology	524	64,390	0.68%
Juniper Networks, Inc.	Communication services	2,982	64,117	0.67%
Electronic Arts, Inc.	Technology	491	63,995	0.67%

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
PerkinElmer, Inc.	Health care	205	$25,721	4.14%
Ipsen SA (France)	Health care	243	25,558	4.12%
Merck KGaA (Germany)	Health care	175	25,546	4.11%
Thermo Fisher Scientific, Inc.	Health care	57	25,154	4.05%
Mettler-Toledo International, Inc.	Health care	25	24,603	3.96%
Zoetis, Inc.	Health care	147	24,342	3.92%
Agilent Technologies, Inc.	Technology	228	22,984	3.70%
IQVIA Holdings, Inc.	Health care	145	22,861	3.68%
Pfizer, Inc.	Health care	620	22,767	3.67%
Merck & Co., Inc.	Health care	264	21,866	3.52%
Waters Corp.	Health care	110	21,437	3.45%
GlaxoSmithKline PLC (United Kingdom)	Health care	969	18,198	2.93%
Johnson & Johnson	Health care	122	18,132	2.92%
Sanofi (France)	Health care	175	17,506	2.82%
Illumina, Inc.	Health care	55	17,121	2.76%
Perrigo Co. PLC	Health care	359	16,490	2.66%
Mylan NV	Health care	1,090	16,167	2.60%
Alexion Pharmaceuticals, Inc.	Health care	141	16,090	2.59%
Bayer AG (Germany)	Health care	247	15,445	2.49%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	225	14,773	2.38%
AbbVie, Inc.	Health care	164	14,342	2.31%
Biogen, Inc.	Health care	50	14,142	2.28%
AstraZeneca PLC (United Kingdom)	Health care	118	12,878	2.07%
Bristol-Myers Squibb Co.	Health care	213	12,861	2.07%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	940	12,321	1.98%
CSL, Ltd. (Australia)	Health care	57	11,791	1.90%
Amgen, Inc.	Health care	45	11,518	1.86%
Sartorius Stedim Biotech (France)	Health care	33	11,420	1.84%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	1,107	9,970	1.61%
Gilead Sciences, Inc.	Health care	157	9,920	1.60%
Galapagos NV (Belgium)	Health care	70	9,918	1.60%
Galenica AG (Switzerland)	Health care	64	8,737	1.41%
Eisai Co., Ltd. (Japan)	Health care	87	7,940	1.28%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	153	7,765	1.25%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	217	7,693	1.24%
Eli Lilly and Co.	Health care	44	6,522	1.05%
Shionogi & Co., Ltd. (Japan)	Health care	104	5,547	0.89%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	158	5,309	0.86%
H Lundbeck A/S (Denmark)	Health care	135	4,441	0.72%
UCB SA (Belgium)	Health care	34	3,903	0.63%
Astellas Pharma, Inc. (Japan)	Health care	254	3,768	0.61%
Incyte Corp.	Health care	37	3,292	0.53%
Grifols SA (Spain)	Health care	100	2,878	0.46%
Eurofins Scientific (Luxembourg)	Health care	3	2,161	0.35%
Regeneron Pharmaceuticals, Inc.	Health care	3	1,956	0.32%
Novartis AG (Switzerland)	Health care	19	1,681	0.27%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	53	1,612	0.26%
Recordati SpA (Italy)	Health care	15	778	0.13%
Vertex Pharmaceuticals, Inc.	Health care	3	730	0.12%
Orion Oyj Class B (Finland)	Health care	16	713	0.11%

A BASKET (GSGLPW2L) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Goodman Group (Australia)	Financials	6,599	$84,857	1.19%
Roche Holding AG (Switzerland)	Health care	234	80,145	1.12%
Allianz SE (Germany)	Financials	400	76,843	1.08%
Swedish Match AB (Sweden)	Consumer staples	929	76,054	1.07%
Sony Corp. (Japan)	Consumer cyclicals	989	75,310	1.05%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	1,192	71,122	1.00%
Deutsche Telekom AG (Germany)	Communication services	4,231	70,907	0.99%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	2,312	68,466	0.96%
Carlsberg A/S Class B (Denmark)	Consumer staples	500	67,466	0.94%
KDDI Corp. (Japan)	Communication services	2,668	67,143	0.94%
Swiss Life Holding AG (Switzerland)	Financials	170	64,492	0.90%
Hermes International (France)	Consumer cyclicals	73	63,368	0.89%
Enel SpA (Italy)	Utilities and power	7,242	63,000	0.88%
Coca-Cola Amatil, Ltd. (Australia)	Consumer staples	9,200	62,645	0.88%
Sandvik AB (Sweden)	Capital goods	3,165	62,205	0.87%
Obayashi Corp. (Japan)	Capital goods	6,831	61,820	0.87%
Compagnie De Saint-Gobain (France)	Basic materials	1,459	61,608	0.86%
Peugeot SA (France)	Consumer cyclicals	3,373	61,309	0.86%
Shin-Etsu Chemical Co., Ltd. (Japan)	Basic materials	466	60,416	0.85%
Skandinaviska Enskilda Banken AB (Sweden)	Financials	6,697	59,594	0.83%
Namco Bandai Holdings, Inc. (Japan)	Consumer cyclicals	769	56,066	0.79%
Galaxy Entertainment Group, Ltd. (Hong Kong)	Consumer cyclicals	8,350	55,974	0.78%
Amada Holdings Co., Ltd. (Japan)	Capital goods	6,008	55,911	0.78%
Koninklijke DSM NV (Netherlands)	Basic materials	335	55,258	0.77%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	977	53,376	0.75%
Deutsche Boerse AG (Germany)	Financials	301	52,863	0.74%
Tosoh Corp. (Japan)	Basic materials	3,248	52,478	0.74%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,871	51,728	0.72%
Nintendo Co., Ltd. (Japan)	Consumer cyclicals	91	51,513	0.72%
Singapore Exchange, Ltd. (Singapore)	Financials	7,649	51,272	0.72%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	1,843	48,772	0.68%
Kering SA (France)	Consumer cyclicals	73	48,680	0.68%
Hitachi, Ltd. (Japan)	Capital goods	1,432	48,090	0.67%
Rio Tinto PLC (United Kingdom)	Basic materials	771	46,392	0.65%
L'Oreal SA (France)	Consumer staples	138	44,869	0.63%
Zurich Insurance Group AG (Switzerland)	Financials	128	44,585	0.62%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer cyclicals	7,390	44,437	0.62%
Stanley Electric Co., Ltd. (Japan)	Capital goods	1,548	44,216	0.62%
Telenor ASA (Norway)	Communication services	2,615	43,721	0.61%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	508	43,361	0.61%
Venture Corp., Ltd. (Singapore)	Technology	3,048	42,953	0.60%
CK Asset Holdings, Ltd. (Hong Kong)	Financials	8,690	42,327	0.59%
Fortescue Metals Group, Ltd. (Australia)	Basic materials	3,608	42,152	0.59%
Mitsui & Co., Ltd. (Japan)	Conglomerates	2,407	41,127	0.58%
Otsuka Corp. (Japan)	Technology	801	40,814	0.57%
Unilever PLC (United Kingdom)	Consumer staples	645	39,849	0.56%
Aena SME SA (Spain)	Transportation	284	39,723	0.56%
Anglo American PLC (United Kingdom)	Basic materials	1,632	39,569	0.55%
Tokyo Electron, Ltd. (Japan)	Technology	152	39,306	0.55%
Vestas Wind Systems A/S (Denmark)	Energy	242	39,260	0.55%

A BASKET (GSGLPW2S) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Yaskawa Electric Corp. (Japan)	Technology	2,304	$89,390	1.25%
Nidec Corp. (Japan)	Technology	897	83,385	1.17%
Japan Tobacco, Inc. (Japan)	Consumer staples	4,123	75,005	1.05%
Siemens AG (Germany)	Conglomerates	572	72,343	1.01%
Ferrovial SA (Spain)	Basic materials	2,876	69,972	0.98%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	997	66,962	0.94%
National Australia Bank, Ltd. (Australia)	Financials	5,171	65,790	0.92%
Daimler AG (Germany)	Consumer cyclicals	1,176	63,474	0.89%
Westpac Banking Corp. (Australia)	Financials	4,937	59,584	0.83%
AIA Group, Ltd. (Hong Kong)	Financials	6,081	59,558	0.83%
St. James's Place PLC (United Kingdom)	Financials	4,807	57,863	0.81%
Henkel AG & Co. KGaA (Preference) (Germany)	Consumer staples	552	57,837	0.81%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	9,297	57,346	0.80%
Komatsu, Ltd. (Japan)	Capital goods	2,594	56,783	0.79%
Canon, Inc. (Japan)	Capital goods	3,411	56,454	0.79%
MS&AD Insurance Group Holdings (Japan)	Financials	1,974	52,821	0.74%
LafargeHolcim, Ltd. (Switzerland)	Basic materials	1,135	51,875	0.73%
National Grid PLC (United Kingdom)	Utilities and power	4,454	51,239	0.72%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	1,907	51,077	0.71%
Electrolux AB Ser. B (Sweden)	Consumer cyclicals	2,146	50,218	0.70%
Pernod Ricard SA (France)	Consumer staples	309	49,331	0.69%
Danone SA (France)	Consumer staples	760	49,211	0.69%
Assicurazioni Generali SpA (Italy)	Financials	3,459	48,773	0.68%
SAP AG (Germany)	Technology	309	48,074	0.67%
Toray Industries, Inc. (Japan)	Basic materials	10,318	46,861	0.66%
Hexagon AB Class B (Sweden)	Capital goods	614	46,463	0.65%
AstraZeneca PLC (United Kingdom)	Health care	415	45,367	0.63%
Accor SA (France)	Consumer cyclicals	1,576	44,344	0.62%
Givaudan SA (Switzerland)	Basic materials	10	43,699	0.61%
China Steel Corp. (Taiwan)	Basic materials	61,585	43,485	0.61%
ASSA ABLOY AB Class B (Sweden)	Capital goods	1,829	42,940	0.60%
Croda International PLC (United Kingdom)	Basic materials	529	42,757	0.60%
Mitsubishi Corp. (Japan)	Conglomerates	1,786	42,523	0.60%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	Utilities and power	29,429	42,151	0.59%
TABCORP Holdings, Ltd. (Australia)	Consumer cyclicals	17,548	42,008	0.59%
Intesa Sanpaolo SpA (Italy)	Financials	22,332	41,980	0.59%
Suez SA (France)	Utilities and power	2,263	41,948	0.59%
Remy Cointreau SA (France)	Consumer staples	229	41,920	0.59%
Commonwealth Bank of Australia (Australia)	Financials	903	41,159	0.58%
Credit Suisse Group AG (Switzerland)	Financials	4,036	40,606	0.57%
EssilorLuxottica SA (France)	Health care	294	40,033	0.56%
Odakyu Electric Railway Co., Ltd. (Japan)	Transportation	1,588	39,775	0.56%
Toyota Motor Corp. (Japan)	Consumer cyclicals	601	39,491	0.55%
Kyocera Corp. (Japan)	Technology	687	39,064	0.55%
Chunghwa Telecom Co., Ltd. (Taiwan)	Communication services	10,569	39,048	0.55%
Chugoku Electric Power Co., Inc. (The) (Japan)	Utilities and power	3,084	38,548	0.54%
Gecina SA (R) (France)	Financials	289	38,240	0.54%
Husqvarna AB (Sweden)	Capital goods	3,449	38,042	0.53%
Unilever NV (Netherlands)	Consumer staples	627	37,864	0.53%
Vinci SA (France)	Capital goods	450	37,753	0.53%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Air Liquide SA (France)	Basic materials	410	$65,204	0.89%
AMETEK, Inc.	Conglomerates	650	64,584	0.88%
Xcel Energy, Inc.	Utilities and power	854	58,907	0.80%
Partners Group Holding AG (Switzerland)	Financials	64	58,587	0.80%
Church & Dwight Co., Inc.	Consumer staples	617	57,816	0.79%
London Stock Exchange Group PLC (United Kingdom)	Financials	500	57,291	0.78%
Roche Holding AG (Switzerland)	Health care	167	57,082	0.78%
Givaudan SA (Switzerland)	Basic materials	13	57,007	0.78%
WEC Energy Group, Inc.	Utilities and power	578	55,995	0.76%
Canadian Imperial Bank of Commerce (Canada)	Financials	744	55,612	0.76%
Swisscom AG (Switzerland)	Communication services	104	55,259	0.75%
Royal Bank of Canada (Canada)	Financials	740	51,971	0.71%
Cadence Design Systems, Inc.	Technology	482	51,385	0.70%
Toronto-Dominion Bank (Canada)	Financials	1,074	49,719	0.68%
Hormel Foods Corp.	Consumer staples	1,013	49,537	0.67%
CMS Energy Corp.	Utilities and power	786	48,274	0.66%
Paychex, Inc.	Technology	599	47,813	0.65%
Segro PLC (R) (United Kingdom)	Financials	3,969	47,755	0.65%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	185	46,868	0.64%
Tesco PLC (United Kingdom)	Consumer staples	16,765	45,968	0.63%
Logitech International SA (Switzerland)	Technology	587	45,720	0.62%
Atmos Energy Corp.	Utilities and power	472	45,140	0.61%
Copart, Inc.	Consumer staples	424	44,601	0.61%
Roper Technologies, Inc.	Technology	111	43,838	0.60%
Dover Corp.	Capital goods	404	43,813	0.60%
ANSYS, Inc.	Technology	134	43,794	0.60%
Halma PLC (United Kingdom)	Technology	1,444	43,685	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	507	43,271	0.59%
Hannover Rueck SE (Germany)	Financials	278	43,146	0.59%
Rio Tinto PLC (United Kingdom)	Basic materials	711	42,702	0.58%
lululemon athletica, Inc. (Canada)	Consumer cyclicals	124	40,929	0.56%
Iberdrola SA (Spain)	Utilities and power	3,305	40,724	0.55%
Comcast Corp. Class A	Communication services	879	40,659	0.55%
Mettler-Toledo International, Inc.	Health care	42	40,095	0.55%
Metro, Inc. (Canada)	Consumer staples	828	39,716	0.54%
Accenture PLC Class A	Technology	173	39,106	0.53%
Sun Life Financial, Inc. (Canada)	Financials	946	38,553	0.52%
DTE Energy Co.	Utilities and power	320	36,772	0.50%
Pinnacle West Capital Corp.	Utilities and power	474	35,317	0.48%
Amphenol Corp. Class A	Technology	324	35,084	0.48%
PACCAR, Inc.	Consumer cyclicals	411	35,059	0.48%
AutoZone, Inc.	Consumer cyclicals	30	35,003	0.48%
Globe Life, Inc.	Financials	436	34,845	0.47%
Zoetis, Inc.	Health care	211	34,828	0.47%
T Rowe Price Group, Inc.	Financials	271	34,749	0.47%
NTT DoCoMo, Inc. (Japan)	Communication services	929	34,222	0.47%
Monster Beverage Corp.	Consumer staples	417	33,444	0.46%
Rio Tinto, Ltd. (Australia)	Basic materials	493	33,338	0.45%
Dollar General Corp.	Consumer cyclicals	159	33,326	0.45%
HEICO Corp. Class A	Capital goods	374	33,186	0.45%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
ABB, Ltd. (Switzerland)	Capital goods	2,530	$64,415	0.89%
Abbott Laboratories	Health care	562	61,134	0.85%
Fidelity National Information Services, Inc.	Technology	400	58,913	0.82%
Prologis, Inc.	Financials	583	58,710	0.81%
Daimler AG (Germany)	Consumer cyclicals	1,043	56,313	0.78%
Waste Connections, Inc.	Capital goods	517	53,701	0.74%
Bank of New York Mellon Corp. (The)	Financials	1,516	52,067	0.72%
CVS Health Corp.	Health care	878	51,300	0.71%
International Business Machines Corp.	Technology	417	50,719	0.70%
Lonza Group AG (Switzerland)	Health care	82	50,409	0.70%
Eastman Chemical Co.	Basic materials	627	48,984	0.68%
Zurich Insurance Group AG (Switzerland)	Financials	140	48,682	0.67%
Caterpillar, Inc.	Capital goods	324	48,376	0.67%
Nordea Bank ABP (Finland)	Financials	6,308	48,112	0.67%
Coca-Cola Co. (The)	Consumer staples	963	47,545	0.66%
Fortis, Inc. (Canada)	Utilities and power	1,147	46,893	0.65%
NiSource, Inc.	Utilities and power	2,063	45,389	0.63%
Analog Devices, Inc.	Technology	388	45,329	0.63%
Southern Co. (The)	Utilities and power	817	44,294	0.61%
WPP PLC (United Kingdom)	Consumer cyclicals	5,642	44,263	0.61%
Sensata Technologies Holding PLC	Technology	1,017	43,860	0.61%
Walgreens Boots Alliance, Inc.	Consumer staples	1,210	43,454	0.60%
Intel Corp.	Technology	826	42,758	0.59%
MS&AD Insurance Group Holdings (Japan)	Financials	1,595	42,705	0.59%
Illinois Tool Works, Inc.	Capital goods	221	42,672	0.59%
Boston Scientific Corp.	Health care	1,097	41,934	0.58%
Deere & Co.	Capital goods	188	41,730	0.58%
Walmart, Inc.	Consumer cyclicals	293	40,946	0.57%
Xylem, Inc.	Capital goods	467	39,280	0.54%
Macquarie Group, Ltd. (Australia)	Financials	458	39,206	0.54%
Sekisui House, Ltd. (Japan)	Financials	2,208	38,893	0.54%
Lowe's Cos., Inc.	Consumer cyclicals	233	38,659	0.54%
Novartis AG (Switzerland)	Health care	443	38,407	0.53%
Berkshire Hathaway, Inc. Class B	Financials	179	38,131	0.53%
Alexandria Real Estate Equities, Inc.	Financials	234	37,456	0.52%
Bayerische Motoren Werke (BMW) AG (Germany)	Consumer cyclicals	511	37,112	0.51%
Public Service Enterprise Group, Inc.	Utilities and power	670	36,768	0.51%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	548	36,722	0.51%
Adobe, Inc.	Technology	75	36,631	0.51%
Gartner, Inc.	Consumer cyclicals	293	36,596	0.51%
Microchip Technology, Inc.	Technology	349	35,854	0.50%
Autodesk, Inc.	Technology	151	34,980	0.48%
Corning, Inc.	Communication services	1,066	34,546	0.48%
American Tower Corp.	Communication services	143	34,468	0.48%
Emera, Inc. (Canada)	Utilities and power	839	34,462	0.48%
NRG Energy, Inc.	Utilities and power	1,119	34,383	0.48%
TOTO, Ltd. (Japan)	Basic materials	749	34,273	0.47%
General Dynamics Corp.	Capital goods	244	33,800	0.47%
Essity AB Class B (Sweden)	Consumer staples	990	33,460	0.46%
Loews Corp.	Financials	962	33,435	0.46%

A BASKET (JPCMPTFL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Trade Desk, Inc. (The) Class A	Consumer cyclicals	122	$63,247	1.68%
Carvana Co.	Consumer cyclicals	279	62,270	1.65%
Charles River Laboratories International, Inc.	Health care	266	60,203	1.60%
Square, Inc. Class A	Consumer cyclicals	364	59,133	1.57%
Agilent Technologies, Inc.	Technology	577	58,214	1.54%
GrubHub, Inc.	Consumer staples	777	56,195	1.49%
Horizon Therapeutics PLC	Health care	714	55,484	1.47%
Thor Industries, Inc.	Consumer cyclicals	574	54,681	1.45%
RingCentral, Inc. Class A	Technology	199	54,612	1.45%
BorgWarner, Inc.	Capital goods	1,399	54,186	1.44%
Lear Corp.	Consumer cyclicals	495	54,010	1.43%
Gentex Corp.	Capital goods	2,078	53,515	1.42%
lululemon athletica, Inc. (Canada)	Consumer cyclicals	151	49,749	1.32%
Dick's Sporting Goods, Inc.	Consumer cyclicals	816	47,225	1.25%
Wayfair, Inc. Class A	Consumer staples	159	46,244	1.23%
Target Corp.	Consumer cyclicals	281	44,289	1.17%
Thermo Fisher Scientific, Inc.	Health care	99	43,867	1.16%
United Rentals, Inc.	Consumer cyclicals	245	42,691	1.13%
Bio-Rad Laboratories, Inc. Class A	Health care	83	42,566	1.13%
Mettler-Toledo International, Inc.	Health care	44	42,226	1.12%
Waters Corp.	Health care	208	40,742	1.08%
Teradyne, Inc.	Technology	513	40,738	1.08%
DexCom, Inc.	Health care	93	38,417	1.02%
Microchip Technology, Inc.	Technology	318	32,628	0.86%
Paycom Software, Inc.	Technology	105	32,583	0.86%
Aptiv PLC	Capital goods	354	32,458	0.86%
AECOM	Capital goods	773	32,325	0.86%
Zynga, Inc. Class A	Technology	3,533	32,219	0.85%
Coupa Software, Inc.	Technology	117	32,209	0.85%
Dollar General Corp.	Consumer cyclicals	151	31,716	0.84%
PRA Health Sciences, Inc.	Health care	308	31,273	0.83%
Micron Technology, Inc.	Technology	662	31,109	0.82%
Alliance Data Systems Corp.	Financials	736	30,892	0.82%
Ford Motor Co.	Consumer cyclicals	4,537	30,215	0.80%
Western Digital Corp.	Technology	822	30,028	0.80%
Gilead Sciences, Inc.	Health care	461	29,140	0.77%
Qorvo, Inc.	Technology	225	29,042	0.77%
STERIS PLC	Health care	165	29,016	0.77%
DocuSign, Inc.	Technology	133	28,711	0.76%
TransDigm Group, Inc.	Capital goods	59	27,907	0.74%
Kohl's Corp.	Consumer cyclicals	1,493	27,670	0.73%
Roku, Inc.	Technology	146	27,515	0.73%
Bio-Techne Corp.	Health care	109	26,908	0.71%
HubSpot, Inc.	Technology	91	26,624	0.71%
Air Lease Corp.	Financials	903	26,557	0.70%
Nuance Communications, Inc.	Technology	800	26,551	0.70%
Apple, Inc.	Technology	228	26,378	0.70%
Penske Automotive Group, Inc.	Consumer cyclicals	541	25,787	0.68%
Burlington Stores, Inc.	Consumer cyclicals	124	25,631	0.68%
Spirit AeroSystems Holdings, Inc. Class A	Capital goods	1,355	25,620	0.68%

A BASKET (UBSPUSER) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Microsoft Corp.	Technology	3,355	$705,582	7.86%
Apple, Inc.	Technology	4,393	508,757	5.67%
Amazon.com, Inc.	Consumer cyclicals	144	454,000	5.06%
Alphabet, Inc. Class C	Technology	145	213,328	2.38%
Walmart, Inc.	Consumer cyclicals	1,406	196,660	2.19%
Charter Communications, Inc. Class A	Communication services	285	178,234	1.99%
American Tower Corp.	Communication services	703	170,025	1.89%
Fidelity National Information Services, Inc.	Technology	1,102	162,162	1.81%
PayPal Holdings, Inc.	Consumer cyclicals	806	158,820	1.77%
Northrop Grumman Corp.	Capital goods	502	158,333	1.76%
Visa, Inc. Class A	Financials	771	154,250	1.72%
Danaher Corp.	Conglomerates	695	149,735	1.67%
Union Pacific Corp.	Transportation	759	149,415	1.66%
Eli Lilly and Co.	Health care	1,000	147,955	1.65%
Home Depot, Inc. (The)	Consumer cyclicals	506	140,485	1.56%
Adobe, Inc.	Technology	279	136,726	1.52%
Mastercard, Inc. Class A	Consumer cyclicals	370	125,285	1.40%
JPMorgan Chase & Co.	Financials	1,285	123,672	1.38%
Facebook, Inc. Class A	Technology	462	120,953	1.35%
UnitedHealth Group, Inc.	Health care	386	120,252	1.34%
Salesforce.com, Inc.	Technology	476	119,635	1.33%
Texas Instruments, Inc.	Technology	785	112,137	1.25%
Johnson & Johnson	Health care	750	111,620	1.24%
NVIDIA Corp.	Technology	205	111,172	1.24%
NIKE, Inc. Class B	Consumer cyclicals	872	109,510	1.22%
Procter & Gamble Co. (The)	Consumer staples	763	106,055	1.18%
Bank of America Corp.	Financials	4,336	104,458	1.16%
Citigroup, Inc.	Financials	2,280	98,306	1.10%
Regeneron Pharmaceuticals, Inc.	Health care	172	96,205	1.07%
IDEXX Laboratories, Inc.	Health care	235	92,565	1.03%
Merck & Co., Inc.	Health care	1,099	91,201	1.02%
PepsiCo, Inc.	Consumer staples	608	84,333	0.94%
Qualcomm, Inc.	Technology	707	83,193	0.93%
Amgen, Inc.	Health care	327	83,022	0.92%
Vertex Pharmaceuticals, Inc.	Health care	303	82,350	0.92%
United Rentals, Inc.	Consumer cyclicals	449	78,345	0.87%
Cigna Corp.	Health care	445	75,441	0.84%
AbbVie, Inc.	Health care	849	74,339	0.83%
Comcast Corp. Class A	Communication services	1,580	73,109	0.81%
Cisco Systems, Inc.	Technology	1,855	73,053	0.81%
Verizon Communications, Inc.	Communication services	1,212	72,079	0.80%
American Electric Power Co., Inc.	Utilities and power	854	69,786	0.78%
Johnson Controls International PLC	Capital goods	1,595	65,167	0.73%
NRG Energy, Inc.	Utilities and power	2,075	63,773	0.71%
Estee Lauder Cos., Inc. (The)	Consumer staples	292	63,694	0.71%
Target Corp.	Consumer cyclicals	403	63,501	0.71%
Exelon Corp.	Utilities and power	1,772	63,384	0.71%
Dow, Inc.	Basic materials	1,341	63,113	0.70%
Goldman Sachs Group, Inc. (The)	Financials	305	61,369	0.68%
S&P Global, Inc.	Consumer cyclicals	163	58,599	0.65%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$68	$1,000	$334	5/11/63	300 bp — Monthly	$(265)
	CMBX NA BBB-.6 Index	BB+/P	121	2,000	668	5/11/63	300 bp — Monthly	(546)
	CMBX NA BBB-.6 Index	BB+/P	247	4,000	1,336	5/11/63	300 bp — Monthly	(1,087)
	CMBX NA BBB-.6 Index	BB+/P	228	4,000	1,336	5/11/63	300 bp — Monthly	(1,106)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BB+/P	887	8,000	2,672	5/11/63	300 bp — Monthly	(1,781)
	CMBX NA BBB-.7 Index	BBB-/P	141	25,000	6,390	1/17/47	300 bp — Monthly	(6,237)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B+/P	2,439	17,000	8,554	5/11/63	500 bp — Monthly	(6,102)
	CMBX NA BB.7 Index	B+/P	459	9,000	3,959	1/17/47	500 bp — Monthly	(3,492)
	CMBX NA BBB-.6 Index	BB+/P	25,281	397,000	132,598	5/11/63	300 bp — Monthly	(107,119)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(32)	29,000	3,712	5/11/63	200 bp — Monthly	(3,734)
	CMBX NA BBB-.6 Index	BB+/P	74,418	792,000	264,528	5/11/63	300 bp — Monthly	(189,714)
	CMBX NA BBB-.7 Index	BBB-/P	3,952	50,000	12,780	1/17/47	300 bp — Monthly	(8,803)
	CMBX NA BBB-.7 Index	BBB-/P	12,861	174,000	44,474	1/17/47	300 bp — Monthly	(31,526)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	309	6,000	768	5/11/63	200 bp — Monthly	(457)
	CMBX NA A.6 Index	A/P	419	8,000	1,024	5/11/63	200 bp — Monthly	(602)
	CMBX NA A.6 Index	A/P	1,018	20,000	2,560	5/11/63	200 bp — Monthly	(1,536)
	CMBX NA A.6 Index	A/P	3,977	62,000	7,936	5/11/63	200 bp — Monthly	(3,939)
	CMBX NA BBB-.6 Index	BB+/P	260	3,000	1,002	5/11/63	300 bp — Monthly	(741)
	CMBX NA BBB-.6 Index	BB+/P	259	3,000	1,002	5/11/63	300 bp — Monthly	(741)
	CMBX NA BBB-.6 Index	BB+/P	422	5,000	1,670	5/11/63	300 bp — Monthly	(1,246)
	CMBX NA BBB-.6 Index	BB+/P	661	6,000	2,004	5/11/63	300 bp — Monthly	(1,340)
	CMBX NA BBB-.6 Index	BB+/P	365	7,000	2,338	5/11/63	300 bp — Monthly	(1,969)
	CMBX NA BBB-.6 Index	BB+/P	591	7,000	2,338	5/11/63	300 bp — Monthly	(1,744)
	CMBX NA BBB-.6 Index	BB+/P	633	8,000	2,672	5/11/63	300 bp — Monthly	(2,035)
	CMBX NA BBB-.6 Index	BB+/P	435	9,000	3,006	5/11/63	300 bp — Monthly	(2,566)
	CMBX NA BBB-.6 Index	BB+/P	990	9,000	3,006	5/11/63	300 bp — Monthly	(2,011)
	CMBX NA BBB-.6 Index	BB+/P	1,218	10,000	3,340	5/11/63	300 bp — Monthly	(2,117)
	CMBX NA BBB-.6 Index	BB+/P	1,160	14,000	4,676	5/11/63	300 bp — Monthly	(3,509)
	CMBX NA BBB-.6 Index	BB+/P	1,671	15,000	5,010	5/11/63	300 bp — Monthly	(3,331)
	CMBX NA BBB-.6 Index	BB+/P	1,090	16,000	5,344	5/11/63	300 bp — Monthly	(4,246)
	CMBX NA BBB-.6 Index	BB+/P	2,221	16,000	5,344	5/11/63	300 bp — Monthly	(3,115)
	CMBX NA BBB-.6 Index	BB+/P	878	18,000	6,012	5/11/63	300 bp — Monthly	(5,126)
	CMBX NA BBB-.6 Index	BB+/P	2,923	27,000	9,018	5/11/63	300 bp — Monthly	(6,081)
	CMBX NA BBB-.6 Index	BB+/P	3,376	36,000	12,024	5/11/63	300 bp — Monthly	(8,630)
	CMBX NA BBB-.6 Index	BB+/P	4,360	58,000	19,372	5/11/63	300 bp — Monthly	(14,983)
	CMBX NA BBB-.7 Index	BBB-/P	695	8,000	2,045	1/17/47	300 bp — Monthly	(1,346)
	CMBX NA BBB-.7 Index	BBB-/P	1,448	17,000	4,345	1/17/47	300 bp — Monthly	(2,889)
	CMBX NA BBB-.7 Index	BBB-/P	1,478	20,000	5,112	1/17/47	300 bp — Monthly	(3,624)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BB+/P	241,695	756,000	252,504	5/11/63	300 bp — Monthly	(10,431)
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB+/P	17,055	191,000	63,794	5/11/63	300 bp — Monthly	(46,644)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BB+/P	4,306	65,000	21,710	5/11/63	300 bp — Monthly	(17,371)

Upfront premium received			417,015		Unrealized appreciation			—

Upfront premium (paid)			(32)		Unrealized (depreciation)			(515,882)

	Total		$416,983				Total	$(515,882)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(329)	$3,000	$1,357	11/17/59	(500 bp) — Monthly	$1,025
	CMBX NA BB.10 Index	(313)	3,000	1,357	11/17/59	(500 bp) — Monthly	1,041
	CMBX NA BB.11 Index	(1,166)	9,000	3,233	11/18/54	(500 bp) — Monthly	2,059
	CMBX NA BB.11 Index	(283)	3,000	1,078	11/18/54	(500 bp) — Monthly	792
	CMBX NA BB.8 Index	(176)	1,000	502	10/17/57	(500 bp) — Monthly	325
	CMBX NA BB.9 Index	(3,716)	36,000	16,067	9/17/58	(500 bp) — Monthly	12,321
	Credit Suisse International
	CMBX NA BB.10 Index	(801)	6,000	2,714	11/17/59	(500 bp) — Monthly	1,908
	CMBX NA BB.10 Index	(714)	6,000	2,714	11/17/59	(500 bp) — Monthly	1,995
	CMBX NA BB.7 Index	(300)	17,000	8,554	5/11/63	(500 bp) — Monthly	8,240
	CMBX NA BB.8 Index	(175)	1,000	502	10/17/57	(500 bp) — Monthly	325
	CMBX NA BB.9 Index	(1,504)	15,000	6,695	9/17/58	(500 bp) — Monthly	5,178
	Goldman Sachs International
	CMBX NA BB.7 Index	(9,130)	54,000	23,755	1/17/47	(500 bp) — Monthly	14,580
	CMBX NA BB.7 Index	(2,738)	15,000	6,599	1/17/47	(500 bp) — Monthly	3,848
	CMBX NA BB.9 Index	(361)	3,000	1,339	9/17/58	(500 bp) — Monthly	975
	CMBX NA BB.9 Index	(357)	3,000	1,339	9/17/58	(500 bp) — Monthly	979
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(44,370)	189,000	48,308	1/17/47	(300 bp) — Monthly	3,844
	Merrill Lynch International
	CMBX NA BB.10 Index	(341)	6,000	2,714	11/17/59	(500 bp) — Monthly	2,367
	CMBX NA BB.11 Index	(3,460)	7,000	2,514	11/18/54	(500 bp) — Monthly	(951)
	CMBX NA BB.9 Index	(351)	9,000	4,017	9/17/58	(500 bp) — Monthly	3,659
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(3,868)	38,000	9,713	1/17/47	(300 bp) — Monthly	5,826
	CMBX NA BB.10 Index	(315)	3,000	1,357	11/17/59	(500 bp) — Monthly	1,040
	CMBX NA BB.9 Index	(728)	6,000	2,678	9/17/58	(500 bp) — Monthly	1,945
	CMBX NA BB.9 Index	(364)	3,000	1,339	9/17/58	(500 bp) — Monthly	973

Upfront premium received		—			Unrealized appreciation		75,245

	Upfront premium (paid)	(75,860)			Unrealized (depreciation)		(951)

	Total	$(75,860)				Total	$74,294
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 35 Index	B+/P	$(91,693)	$2,235,000	$91,577	12/20/25	500 bp — Quarterly	$(116)

	Total		$(91,693)					$(116)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	EM Series 34 Index	$(138,968)	$1,903,000	$120,831	12/20/25	(100 bp) — Quarterly	$(18,454)
	NA HY Series 35 Index	56,031	1,351,000	55,356	12/20/25	(500 bp) — Quarterly	300

	Total	$(82,937)					$(18,154)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $25,260,222.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$991,420	$20,330,219	$20,266,214	$4,877	$1,055,425
	Putnam Short Term Investment Fund**	6,315,849	5,516,609	1,906,976	47,816	9,925,482

	Total Short-term investments	$7,307,269	$25,846,828	$22,173,190	$52,693	$10,980,907
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,055,425, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,043,164.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $406,940.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $665,901.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $231,960.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $9,175,111 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contractsto hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two partiesto exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $776,214 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $665,901 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$173,363	$311,523	$—
Capital goods	—	204,964	—
Communication services	38,854	104,436	—
Consumer cyclicals	49,033	228,573	—
Consumer staples	380,124	166,568	—
Energy	64,336	143,238	—
Financials	186,590	577,184	—
Health care	29,813	98,927	—
Technology	857,402	1,116,720	—
Transportation	—	18,732	—
Utilities and power	74,831	—	—

Total common stocks	1,854,346	2,970,865	—
Asset-backed securities	—	130,918	—
Commodity linked notes	—	1,960,138	—
Corporate bonds and notes	—	90,945	—
Foreign government and agency bonds and notes		120,300
Investment companies	2,195,196	—	—
Mortgage-backed securities	—	1,436,190	—
Purchased options outstanding	—	157,271	—
Purchased swap options outstanding	—	1,079	—
U.S. government and agency mortgage obligations	—	7,361,250	—
Warrants	—	685,358	—
Short-term investments	9,925,482	5,754,845	—

Totals by level	$13,975,024	$20,669,159	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$20,607	$—
Futures contracts	21,655	—	—
Written options outstanding	—	(13,436)	—
Written swap options outstanding	—	(1,741)	—
Forward premium swap option contracts	—	951	—
TBA sale commitments	—	(2,098,281)	—
Interest rate swap contracts	—	4,047	—
Total return swap contracts	—	(49,248)	—
Credit default contracts	—	(626,351)	—

Totals by level	$21,655	$(2,763,452)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$14,000
Purchased currency option contracts (contract amount)	$4,600,000
Purchased swap option contracts (contract amount)	$920,000
Written equity option contracts (contract amount)	$600
Written currency option contracts (contract amount)	$4,000,000
Written swap option contracts (contract amount)	$910,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$10,300,000
Centrally cleared interest rate swap contracts (notional)	$10,900,000
OTC total return swap contracts (notional)	$88,000,000
OTC credit default contracts (notional)	$3,400,000
Centrally cleared credit default contracts (notional)	$4,000,000
Warrants (number of warrants)	190,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com